Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Operating Leased Assets [Line Items]
Operating Leases, Rent Expense	$ 28.0	$ 42.1	$ 36.6
Document Period End Date	Sep. 30, 2017
Commitments and contingencies (Note 21)
Gross Lease Obligation [Member]
Operating Leased Assets [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	25.9
Operating Leases, Future Minimum Payments, Due in Two Years	22.4
Operating Leases, Future Minimum Payments, Due in Three Years	16.2
Operating Leases, Future Minimum Payments, Due in Four Years	11.8
Operating Leases, Future Minimum Payments, Due in Five Years	8.4
Operating Leases, Future Minimum Payments, Due Thereafter	25.8
Operating Leases, Future Minimum Payments Due	$ 110.5